Income Tax (Tables)	12 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

	June 30, 2024	June 30, 2023	June 30, 2022
	$	$	$
Loss before tax	(11,254,626)	(16,791,770)	(1,076,823)
Singapore statutory income tax rate	17%	17%	17%
Income tax expense computed at statutory rate	(1,913,286)	(2,854,601)	(183,060)
Reconciling items:
Income not subject to tax in Singapore	—	—	(11,680)
Non-deductible expenses	1,875,179	2,236,523	—
Change in valuation allowance	—	618,078	194,740
Others	38,107	—	—
Income tax expenses	—	—	—